MSC-Q3

Quarterly Report
December 31, 2025
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 4.1%
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	$1,500,000	$1,530,386
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,064,008
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	146,628
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	134,158
Greenville-Spartanburg, SC, Airport Rev., “A”, 5.25%, 7/01/2054	2,000,000	2,109,701
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2040	2,070,000	2,076,266
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,000,000	1,013,762
		$9,074,909
General Obligations - General Purpose – 3.3%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$475,000	$444,279
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	785,000	813,857
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	330,093	362,642
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	90,173	90,146
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	170,651	167,696
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	69,565	67,436
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	94,583	87,451
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	349,365	304,803
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	116,044	83,975
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	1,979,462
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	657,063
Lancaster County, SC, Public Facilities Corp., Installment Purchase Rev. (Lancaster County Project), 5%, 6/01/2042	1,000,000	1,049,547
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	203,305
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	184,619
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	165,000	172,917
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	340,000	328,125
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	150,000	143,356
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	210,000	203,168
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	85,000	81,307
		$7,425,154
General Obligations - Schools – 4.7%
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	$1,400,000	$1,247,806
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	599,557
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,469,336
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5%, 3/01/2047	2,000,000	2,073,473
Spartanburg County, SC, School District No. 4, General Obligation, “A”, SCSDE, 5.25%, 3/01/2052	3,000,000	3,154,688
Spartanburg County, SC, School District No. 7, General Obligation, “B”, SCSDE, 5%, 3/01/2048	2,000,000	2,038,512
		$10,583,372
Healthcare Revenue - Hospitals – 12.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$235,927
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	43,214
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	30,000	28,063
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,989,247
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,169,729
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,000,000	916,643
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,470,000	1,377,714
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Mcleod Health Project), 5.25%, 11/01/2054	1,500,000	1,582,579
South Carolina Jobs & Economic Development Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2054	1,000,000	1,054,869
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	295,000	295,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	$1,205,000	$1,205,925
South Carolina Jobs & Economic Development Authority, Healthcare Rev. (Beaufort Memorial Hospital & South of Broad Healthcare Project), 5.75%, 11/15/2054	2,000,000	2,045,890
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5.25%, 11/01/2044	1,000,000	1,081,430
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	261,491
South Carolina Jobs & Economic Development Authority, Hospital Rev. (AnMed Health), 4.25%, 2/01/2048	2,000,000	1,931,724
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	3,000,000	2,921,537
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	501,562
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,837,222
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,068,397
South Carolina Medical University Hospital Authority, FHA-Insured Hospital Mortgage Rev. (Indian Land Project), 5.25%, 11/15/2050	2,000,000	2,058,811
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,000,000	2,892,272
		$27,499,762
Healthcare Revenue - Long Term Care – 3.4%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,208,995
South Carolina Jobs & Economic Development Authority Rev. (Wesley Commons Project), “A”, 5.625%, 10/01/2060	1,000,000	978,600
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Bishop Gadsden Episcopal Retirement Community), 5.25%, 4/01/2051	1,000,000	994,175
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	661,719
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	211,810
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	677,176
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Rolling Green Village Project), 5.75%, 12/01/2060	1,000,000	988,414
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	1,003,288
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	943,505
		$7,667,682
Industrial Revenue - Environmental Services – 0.4%
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	$1,000,000	$999,883
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$260,000	$192,021
Miscellaneous Revenue - Other – 0.9%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$575,000	$574,083
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	795,000	784,092
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	635,000	623,973
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	100,000	100,891
		$2,083,039
Multi-Family Housing Revenue – 5.6%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 5%, 9/01/2035	$1,000,000	$1,058,005
Charleston, SC, Housing Authority, General Rev. (Kiawah Homes), 5%, 12/01/2041	2,500,000	2,603,733
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	646,470	658,100
North Carolina, Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	985,324	1,021,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	$85,000	$84,794
South Carolina Housing & Finance Development Authority, Multi-Family Housing Rev. (Settlement Manor Apartments Project), “A”, FNMA, 4.8%, 5/01/2043	1,000,000	1,063,388
South Carolina Housing & Finance Development Authority, Multi-Family Mortgage Backed (Edgewood Place Apartments), “A”, FNMA, 4.8%, 7/01/2045	2,000,000	2,062,550
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	2,000,000	2,042,945
South Carolina Jobs & Economic Development Authority, Residential Development Rev. (Latitude at Wescott), 4%, 11/01/2035	2,000,000	1,985,241
		$12,580,396
Port Revenue – 2.9%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,679,006
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,721,235
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,038,544
		$6,438,785
Sales & Excise Tax Revenue – 2.8%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$190,000	$183,190
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,623
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	49,000	49,018
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	158,000	148,925
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,599,000	3,464,956
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	299,000	292,537
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	163,000	159,476
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	71,000	66,288
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	14,000	12,435
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	725,000	595,637
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	695,000	526,283
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	327,000	109,225
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	410,000	328,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	270,000	243,000
		$6,182,593
Secondary Schools – 0.9%
District of Columbia Rev. (Rocketship D.C. Obligated Group), “A”, 5%, 6/01/2049 (n)	$250,000	$222,467
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Carolina Voyager Project), “A”, 5%, 6/15/2054 (n)	1,000,000	964,960
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Oceanside Collegiate Academy Project), “A”, 5%, 6/15/2054	1,000,000	901,501
		$2,088,928
Single Family Housing - State – 9.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$80,000	$80,188
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.45%, 9/01/2043	1,195,000	1,201,424
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, GNMA, 4.5%, 9/01/2046	400,000	401,070
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.75%, 7/01/2043	235,000	218,269
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 3.8%, 1/01/2049	230,000	202,844
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.95%, 7/01/2053	965,000	968,054
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 4.75%, 1/01/2054	850,000	846,398
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 5.75%, 1/01/2054	2,550,000	2,768,084
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.25%, 7/01/2054	1,845,000	2,043,106
South Carolina Housing Finance & Development Authority, Mortgage Rev., “A”, 6.5%, 7/01/2055 (u)	1,975,000	2,240,648
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.2%, 7/01/2042	1,975,000	2,001,829
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.6%, 7/01/2049	1,870,000	1,841,862

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 4.9%, 7/01/2053	$1,295,000	$1,295,531
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2054	1,745,000	1,908,027
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, 6%, 1/01/2055	1,925,000	2,129,138
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 7/01/2050	1,000,000	1,010,574
South Carolina Housing Finance & Development Authority, Mortgage Rev., “B”, GNMA, 5%, 1/01/2055	1,000,000	1,006,989
		$22,164,035
State & Local Agencies – 11.2%
Anderson County, SC, Detention Facilities Corp. Installment Purchase Rev. (Anderson County Jail Project), “A”, 4.375%, 10/01/2045	$1,485,000	$1,460,165
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	745,000	671,336
Clemson, SC, Public Facilities Corp., Installment Purchase Rev. (City Improvement Project), 5%, 12/01/2050	1,200,000	1,240,207
Columbia, SC, Facilities Corp. Installment Purchase Rev. (City of Columbia Project), “A”, 5%, 6/01/2055	2,000,000	2,096,819
Florence County, SC, School District No. 3 Special Obligation, 4.25%, 12/01/2044	1,050,000	1,009,259
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2042	1,090,000	1,084,720
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2043	350,000	342,406
Fort Mill, SC, Public Facilities Corp., Installment Purchase Rev. (Town of Fort Mill Project), “A”, 4%, 8/01/2044	325,000	313,165
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 5%, 4/01/2043	1,000,000	1,074,894
Greenville, SC, Public Facilities Rev. (City of Greenville South Carolina Project), 4%, 4/01/2044	1,000,000	972,389
Greer, SC, Installment Purchase Rev. (City Improvement Project), “A”, 4.125%, 9/01/2049	1,000,000	935,548
Greer, SC, Installment Purchase Rev. (City Improvement Projects) , 5%, 9/01/2055	2,000,000	2,078,054
Laurens County, SC, Public Facilities Corp., Installment Purchase Rev. (Laurens County Public Facilities Project), 5%, 9/01/2049	1,000,000	1,045,469
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	120,000	142,951
Orangeburg County, SC, Facilities Corp., Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	950,000	853,217
Scago, SC, Educational Facilities, Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2041	1,000,000	992,919
Scago, SC, Educational Facilities, Installment Purchase Rev. (Georgetown County Project), 4%, 6/01/2042	1,000,000	984,569
South Carolina Job & Economic Develepment Authority, Health Care Facilities Rev. (R.D. Anderson Applied Technology Center Project), 5%, 4/01/2055	2,000,000	2,049,229
South Carolina Woodruff Facilities Corp., Installment Purchase Rev. (Riverbend Athletic Complex), 5%, 4/01/2050	2,335,000	2,392,636
South Carolina Woodruff Facilities Corp., Installment Purchase Rev. (Riverbend Athletic Complex), 5%, 4/01/2055	1,665,000	1,698,459
Summerville, SC, Municipal Facilities Corp., Installment Purchase Rev., 5%, 10/01/2050	1,625,000	1,691,646
		$25,130,057
Tax - Other – 3.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	$145,000	$145,071
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	375,000	393,553
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2040	920,000	892,857
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4%, 12/01/2041	470,000	448,944
Florence County, SC, Special Rev. (Savannah Grove Infrastructure Projects), 4.25%, 12/01/2049	1,000,000	914,882
Greenville County, SC, Road Fee Rev., 4%, 4/01/2043	1,000,000	987,035
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	95,997
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	287,155
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2041	780,000	783,746
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2042	500,000	495,226
Myrtle Beach, SC, Limited Obligations (Hospitality Fee Pledge), “A”, 4%, 6/01/2044	500,000	480,050
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,014,468
		$7,938,984
Tax Assessment – 1.3%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$876,816
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	15,000	14,970
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	17,000	17,314
Dorchester County, SC, Summers Corner Improvement District Assessment Rev., 5.5%, 10/01/2051	1,000,000	978,080
Goose Creek, SC, Carnes Crossroads Improvement District Assessment Rev., 5.5%, 10/01/2055	1,000,000	1,005,222
		$2,892,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$280,000	$241,743
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	465,000	376,400
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	495,000	452,406
		$1,070,549
Toll Roads – 1.1%
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	$800,000	$856,950
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	765,000	629,536
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	920,000	947,302
		$2,433,788
Universities - Colleges – 6.9%
College of Charleston, SC, Higher Education Facilities Rev., “A”, AGM, 4.25%, 4/01/2050	$2,000,000	$1,938,359
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	54,392
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	66,629
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	390,438
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	3,000,000	2,250,716
South Carolina Clemson University Athletic Facilities Rev., “A”, 5%, 5/01/2050	500,000	528,004
South Carolina Clemson University Higher Education Rev. (Manning Hall Project), “A”, 5%, 5/01/2054	1,500,000	1,560,337
South Carolina Clemson University Higher Education Rev., “A”, 5%, 5/01/2048	2,000,000	2,116,322
South Carolina Job & Economic Develepment Authority, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 5.5%, 11/01/2050	1,350,000	1,433,100
South Carolina Jobs & Economic Development Authority Rev. (Charleston Southern University), “C”, 5.75%, 9/01/2055	1,000,000	1,018,595
South Carolina Jobs & Economic Development Authority Rev. (Wofford College), 5%, 4/01/2049	2,000,000	2,023,929
University of South Carolina, Higher Education Rev. (Campus Village Project), “A”, 5%, 5/01/2046	1,900,000	1,991,620
		$15,372,441
Utilities - Municipal Owned – 4.9%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	$330,000	$220,275
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	200,000	133,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	180,225
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	25,000	25,353
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	93,450
Rock Hill, SC, Combined Utility System Rev., 4%, 1/01/2049	1,000,000	906,773
Rock Hill, SC, Combined Utility System Rev., 5%, 1/01/2054	1,000,000	1,025,968
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,000,556
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	650,000	599,760
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., “A”, 4%, 6/01/2036	500,000	509,726
South Carolina Public Service Authority Improvement Rev., “B”, 5%, 12/01/2051	2,055,000	2,081,356
South Carolina Public Service Authority Improvement Rev., “E”, AGM, 5.25%, 12/01/2038	2,000,000	2,223,716
South Carolina Public Service Authority Obligation Refunding Rev., “B”, AGM, 5%, 12/01/2049	2,000,000	2,088,418
		$11,089,076
Utilities - Other – 4.5%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$1,230,000	$1,298,638
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	1,195,000	1,269,737
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	1,050,000	1,088,514
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	2,000,000	2,162,105
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	85,000	89,773
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,090,000	1,148,510
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	855,000	907,846
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	685,000	734,745
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	315,000	318,205
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	1,065,000	1,094,923
		$10,112,996

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 11.8%
Aiken County, SC, County Administration Building Project, 4%, 8/01/2049	$1,000,000	$917,773
Aiken County, SC, County Administration Building Project, 5%, 8/01/2053	1,000,000	1,035,887
Beaufort-Jasper Counties, SC, Waterworks & Sewer System Rev., “A”, 4%, 3/01/2050	4,000,000	3,702,933
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., 5%, 1/01/2047	3,000,000	3,143,261
Charleston, SC, Waterworks & Sewer System Capital Improvement Rev., “A”, 5%, 1/01/2054	2,000,000	2,109,947
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2047	1,000,000	1,045,797
Columbia, SC, Waterworks & Sewer System Rev., 5%, 2/01/2050	2,000,000	2,093,948
Columbia, SC, Waterworks & Sewer System Rev., 5.25%, 2/01/2052	500,000	529,714
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2048	1,100,000	1,148,580
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5.25%, 2/01/2053	2,335,000	2,470,817
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	410,191
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	300,000	301,758
Metropolitan, SC, Sewer System Rev., 4%, 6/01/2049	500,000	465,859
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 5%, 3/01/2045	1,350,000	1,415,865
Myrtle Beach, SC, Waterworks & Sewer System Improvement Refunding Rev., “C”, 4%, 3/01/2048	1,645,000	1,519,853
South Carolina Inman-Campobello Water District, Waterworks System Improvement Rev., BAM, 5%, 6/01/2048	1,000,000	1,036,285
South Island Public Service District, SC, Waterworks & Sewer System Improvement Rev., 4.5%, 4/01/2052	2,000,000	1,964,177
West Columbia, SC, Water & Sewer System Improvement Rev., 5%, 6/01/2055	1,000,000	1,041,353
		$26,353,998
Total Municipal Bonds		$217,374,850
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$439,731	$151,180
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$347,333	$222,293
Mutual Funds (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 3.82% (v)	5,279,345	$5,280,400

Other Assets, Less Liabilities – 0.5%		1,166,886
Net Assets – 100.0%		$224,195,609

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,280,400 and
$217,748,323, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,555,815, representing 2.0% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$217,597,143	$—	$217,597,143
U.S. Corporate Bonds	—	151,180	—	151,180
Investment Companies	5,280,400	—	—	5,280,400
Total	$5,280,400	$217,748,323	$—	$223,028,723
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,272,621	$62,507,986	$60,500,634	$298	$129	$5,280,400

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$157,375	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
South Carolina	79.7%
Puerto Rico	3.4%
New York	1.9%
Illinois	1.6%
Alabama	1.5%
North Carolina	1.1%
Tennessee	1.0%
Texas	1.0%
California	0.8%
Wisconsin	0.7%
Maryland	0.7%
Virginia	0.7%
Arkansas	0.7%
Guam	0.6%
Kentucky	0.5%
Pennsylvania	0.5%
Ohio	0.3%
U.S. Virgin Islands	0.3%
New Hampshire	0.3%
Florida	0.3%
Colorado	0.2%
Washington DC	0.1%
New Jersey	0.1%
Connecticut (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.